Cover	Sep. 29, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	HEXION INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-71
Entity Tax Identification Number	13-0511250
Entity Address, Postal Zip Code	43215-3799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000013239
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	180 East Broad St.,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Local Phone Number	225-4000
City Area Code	614